UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

Nicholas-Applegate®

Growth Equity Fund

JUNE 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

August 14, 2006

Dear Shareholder:

We would like to help you better understand the process that’s being used to manage the Nicholas-Applegate Growth Equity Fund’s investment portfolio. Our investment management team looks for opportunities that are created when investors underreact to changing information. Using a multifactor quantitative model, the team seeks out companies whose earnings growth is accelerating and then buys shares before the overall market responds. Similarly, the team sells positions when the model identifies slowdowns in earnings growth.

Over this reporting period, the Fund’s investment strategy has contributed to returns that exceeded the average of its peers as measured by the Lipper Mid-Cap Growth Funds Average. Although past performance is not indicative of future returns, this recent performance marks a very positive development for the Fund.

We believe the Fund can play a significant role in a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage risk by not being overly exposed to any particular asset class and it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

We appreciate your confidence in the Nicholas-Applegate Growth Equity Fund.

Sincerely,

Robert F. Gunia, President

Nicholas-Applegate Fund, Inc.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Nicholas-Applegate® Growth Equity Fund (the Fund) is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 6/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	3.39%	13.31%	–12.16%	45.76%	—
Class B	3.04	12.39	–15.55	34.71	—
Class C	3.04	12.39	–15.55	34.71	—
Class Z	3.56	13.51	–11.20	N/A	49.06% (3/18/97)
S&P MidCap 400 Index[2]	4.24	12.98	55.99	265.04	**
Russell Midcap® Growth Index[3]	2.56	13.04	26.18	125.31	***
Lipper Mid-Cap Growth Funds Avg.[4]	3.00	12.73	16.58	107.98	****

Average Annual Total Returns[5] as of 6/30/06
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	7.08%	–3.66%	3.25%	—
Class B	7.39	–3.52	3.02	—
Class C	11.39	–3.32	3.02	—
Class Z	13.51	–2.35	N/A	4.39% (3/18/97)
S&P MidCap 400 Index[2]	12.98	9.30	13.82	**
Russell Midcap® Growth Index[3]	13.04	4.76	8.46	***
Lipper Mid-Cap Growth Funds Avg.[4]	12.73	2.82	7.20	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than ten calendar years of returns.

2The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) comprises 400 domestic stocks chosen for market size, liquidity, and industry group representation, and gives a broad look at how mid-cap stock prices have performed. S&P MidCap 400 Index Closest Month-End to Inception cumulative total return is 239.50% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total return is 14.13% for Class Z.

3The Russell Midcap® Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell MidCap® Growth Index Closest Month-End to Inception cumulative total return is 119.81% for Class Z. Russell MidCap® Growth Index Closest Month-End to Inception average annual total return is 8.89% for Class Z.

4The Lipper Mid-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mid-Cap Growth Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. Lipper Average Closest Month-End to Inception cumulative total return is 119.29% for Class Z. Lipper Average Closest Month-End to Inception average annual total return is 8.51% for Class Z.

5The average annual total returns do take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P MidCap 400 Index and the Russell Midcap® Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 6/30/06
Paychex, Inc., Commercial Services	2.1%
Forest Laboratories, Inc., Pharmaceuticals	2.0
Corporate Executive Board Co. (The), Business Services	2.0
Agilent Technologies, Inc., Electronics	1.9
ENSCO International, Inc., Oil & Gas Production/Pipeline	1.8

Holdings are subject to change.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 6/30/06
Retail/Wholesale Specialty Chain	5.7%
Commercial Services	4.9
Electronic Components	4.8
Semiconductors	4.6
Pharmaceuticals	4.5

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2006, at the beginning of the period, and held through the six-month period ended June 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Nicholas-Applegate Fund, Inc./ Nicholas-Applegate Growth Equity Fund		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,033.90	1.87%	$9.43
	Hypothetical	$1,000.00	$1,015.52	1.87%	$9.35

Class B	Actual	$1,000.00	$1,030.40	2.66%	$13.39
	Hypothetical	$1,000.00	$1,011.60	2.66%	$13.27

Class C	Actual	$1,000.00	$1,030.40	2.66%	$13.39
	Hypothetical	$1,000.00	$1,011.60	2.66%	$13.27

Class Z	Actual	$1,000.00	$1,035.60	1.66%	$8.38
	Hypothetical	$1,000.00	$1,016.56	1.66%	$8.30

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of June 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.1%
COMMON STOCKS
BASIC MATERIALS 5.5%

Chemicals 0.9%
22,100	Eastman Chemical Co.	$1,193,400

Forest Products & Paper 0.8%
25,100	Temple-Inland, Inc.	1,076,037

Metals & Mining 3.8%
32,200	Nucor Corp.	1,746,850
11,200	Phelps Dodge Corp.	920,192
62,600	Titanium Metals Corp.(a)	2,152,188

		4,819,230
CAPITAL GOODS 2.0%

Diversified Manufacturing 2.0%
17,800	ITT Corp.	881,100
28,300	Precision Castparts Corp.	1,691,208

		2,572,308
COMMERCIAL/INDUSTRIAL SERVICES 8.5%

Building & Construction 2.8%
23,600	KB Home	1,082,060
17,000	Martin Marietta Materials, Inc.	1,549,550
12,000	Vulcan Materials Co.	936,000

		3,567,610

Business Services 1.0%
52,700	CSG Systems International, Inc.(a)	1,303,798

Construction 1.3%
55,900	Masco Corp.	1,656,876

Other Commercial/Industrial Services 3.4%
17,400	Parker Hannifin Corp.	1,350,240
77,900	Rollins, Inc.	1,529,956
83,000	Service Corporation International	675,620
11,300	W.W. Grainger, Inc.	850,099

		4,405,915

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	7

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

COMMUNICATIONS 5.1%

Internet 1.3%
134,200	Emdeon Corp.(a)	$1,665,422

Media 1.4%
67,700	CBS Corp. (Class B Stock)	1,831,285

Telecommunications 2.4%
38,200	Leap Wireless International, Inc.(a)	1,812,590
286,100	Level 3 Communications, Inc.(a)	1,270,284

		3,082,874
CONSUMER CYCLICAL 8.0%

Airlines 1.5%
64,000	Continental Airlines, Inc. (Class B Stock)(a)	1,907,200

Consumer Products & Services 1.6%
24,800	Whirlpool Corp.	2,049,720

Distribution/Wholesale 1.4%
43,600	Genuine Parts Co.	1,816,376

Leisure Equipment & Products 1.7%
130,000	Mattel, Inc.	2,146,300

Office Equipment 0.6%
17,300	HNI Corp.	784,555

Retail - Restaurants 0.7%
46,900	Applebee’s International, Inc.	901,418

Specialty Retail 0.5%
18,400	CBRL Group, Inc.	624,128
CONSUMER DISCRETIONARY 1.7%

Cable TV 1.2%
73,300	Cablevision Systems Corp. (Class A Stock)	1,572,285

Restaurants 0.5%
16,900	Brinker International, Inc.	613,470

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

CONSUMER NON-CYCLICAL 17.5%

Beverages 1.0%
6,600	Hansen Natural Corp.(a)	$1,256,442

Biotechnology Healthcare 1.7%
47,200	Celgene Corp.(a)	2,238,696

Business Services 2.0%
25,600	Corporate Executive Board Co. (The)	2,565,120

Commercial Services 4.9%
47,700	Equifax, Inc.	1,638,018
26,100	Hewitt Associates, Inc. (Class A Stock)(a)	586,728
31,300	McKesson Corp.	1,479,864
68,000	Paychex, Inc.	2,650,640

		6,355,250

Healthcare Services 3.4%
42,400	Biogen Idec, Inc.(a)	1,964,392
41,600	Health Net, Inc.(a)	1,879,072
15,500	Lincare Holdings, Inc.(a)	586,520

		4,429,984

Pharmaceuticals 4.5%
67,000	Forest Laboratories, Inc.(a)	2,592,230
57,700	Mylan Laboratories, Inc.	1,154,000
54,600	Vertex Pharmaceuticals, Inc.(a)	2,004,366

		5,750,596
CONSUMER NON-DURABLES 8.5%

Drugs & Healthcare 2.8%
21,400	Coventry Health Care, Inc.(a)	1,175,716
15,300	Express Scripts, Inc.(a)	1,097,622
47,500	IMS Health, Inc.	1,275,375

		3,548,713

Retail/Wholesale Specialty Chain 5.7%
68,100	Bed Bath & Beyond, Inc.(a)	2,258,877
47,800	Claire’s Stores, Inc.	1,219,378
19,100	Coach, Inc.(a)	571,090
51,500	Limited Brands, Inc.	1,317,885
52,700	Nordstrom, Inc.	1,923,550

		7,290,780

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	9

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

DIVERSIFIED 1.6%

Holding Companies 1.6%
71,900	Leucadia National Corp.	$2,098,761
ENERGY 7.4%

Oil & Gas Equipment & Services 1.4%
59,600	Pride International, Inc.(a)	1,861,308

Oil & Gas Production/Pipeline 2.5%
10,300	Diamond Offshore Drilling, Inc.	864,479
50,300	ENSCO International, Inc.	2,314,806

		3,179,285

Oil, Gas & Consumable Fuels 3.5%
33,500	Helmerich & Payne, Inc.	2,018,710
47,700	Rowan Companies, Inc.	1,697,643
17,200	Tidewater, Inc.	846,240

		4,562,593
FINANCIAL SERVICES 10.7%

Diversified Financial Services 1.3%
19,100	Franklin Resources, Inc.	1,658,071

Financial - Bank & Trust 1.1%
52,000	Synovus Financial Corp.	1,392,560

Financial - Brokerage 1.3%
112,000	TD Ameritrade Holding Corp.	1,658,720

Financial/Business Services 2.0%
14,200	CIT Group, Inc.	742,518
26,400	Dun & Bradstreet Corp. (The)(a)	1,839,552

		2,582,070

Insurance 3.8%
31,700	Assurant, Inc.	1,534,280
40,200	CNA Financial Corp.(a)	1,324,992
60,275	W.R. Berkley Corp.	2,057,186

		4,916,458

Real Estate 1.2%
60,300	CB Richard Ellis Group, Inc. (Class A Stock)(a)	1,501,470

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

INDUSTRIALS 8.9%

Building Materials 1.4%
38,300	Eagle Materials, Inc.	$1,819,250

Electronics 2.7%
78,300	Agilent Technologies, Inc.(a)	2,471,148
35,000	Tektronix, Inc.	1,029,700

		3,500,848

Machinery - Construction & Mining 1.2%
15,000	Terex Corp.(a)	1,480,500

Manufacturing 0.9%
21,500	Teleflex, Inc.	1,161,430

Miscellaneous Manufacturers 1.1%
27,700	Dover Corp.	1,369,211

Trucking / Shipping 1.6%
29,200	CSX Corp.	2,056,848
TECHNOLOGY 13.8%

Computer Hardware 2.4%
77,000	Advanced Micro Devices, Inc.(a)	1,880,340
38,700	Intergraph Corp.(a)	1,218,663

		3,099,003

Computer Services & Software 0.8%
152,600	Compuware Corp.(a)	1,022,420

Electronic Components 4.8%
20,100	L-3 Communications Holdings, Inc.	1,515,942
175,000	LSI Logic Corp.(a)	1,566,250
52,800	PerkinElmer, Inc.	1,103,520
39,500	Thomas & Betts Corp.(a)	2,026,350

		6,212,062

Semiconductors 4.6%
24,100	Intersil Corp. (Class A Stock)	560,325
33,700	Lam Research Corp.(a)	1,571,094
54,100	MEMC Electronic Materials, Inc.(a)	2,028,750
78,700	Micron Technology, Inc.(a)	1,185,222
45,000	Teradyne, Inc.(a)	626,850

		5,972,241

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	11

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Telecommunication Services 1.2%
42,700	Crown Castle International Corp.(a)	$1,474,858
UTILITIES 0.9%

Electric 0.9%
42,900	Mirant Corp.(a)	1,149,720

	Total Investments 100.1% (cost $118,914,541; Note 5)	128,755,475
	Liabilities in excess of other assets (0.1)%	(76,239)

	Net Assets 100%	$128,679,236

(a)	Non-income producing security.

The industry classification of long-term portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006, was as follows:

Retail/Wholesale Specialty Chain	5.7%
Commercial Services	4.9
Electronic Components	4.8
Semiconductors	4.6
Pharmaceuticals	4.5
Insurance	3.8
Metals & Mining	3.8
Oil, Gas & Consumable Fuels	3.5
Healthcare Services	3.4
Other Commercial/Industrial Services	3.4
Business Services	3.0
Building & Construction	2.8
Drugs & Healthcare	2.8
Electronics	2.7
Oil & Gas Production/Pipeline	2.5
Computer Hardware	2.4
Telecommunications	2.4
Diversified Manufacturing	2.0
Financial/Business Services	2.0
Biotechnology Healthcare	1.7
Leisure Equipment & Products	1.7
Consumer Products & Services	1.6
Holding Companies	1.6
Trucking / Shipping	1.6
Airlines	1.5
Oil & Gas Equipment & Services	1.4
Building Materials	1.4
Distribution/Wholesale	1.4

See Notes to Financial Statements.

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Media	1.4%
Construction	1.3
Diversified Financial Services	1.3
Financial - Brokerage	1.3
Internet	1.3
Cable TV	1.2
Machinery - Construction & Mining	1.2
Real Estate	1.2
Telecommunication Services	1.2
Financial - Bank & Trust	1.1
Miscellaneous Manufacturers	1.1
Beverages	1.0
Chemicals	0.9
Electric	0.9
Manufacturing	0.9
Computer Services & Software	0.8
Forest Products & Paper	0.8
Retail - Restaurants	0.7
Office Equipment	0.6
Restaurants	0.5
Specialty Retail	0.5

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	13

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets
Investments, at value (cost $118,914,541)	$128,755,475
Cash	834,912
Dividends and interest receivable	85,998
Receivable for Fund shares sold	15,630
Prepaid expenses	16,411

Total assets	129,708,426

Liabilities
Accrued expenses and other liabilities	330,848
Transfer agent fee payable	288,678
Payable for Fund shares reacquired	258,441
Management fee payable	85,060
Distribution fee payable	66,163

Total liabilities	1,029,190

Net Assets	$128,679,236

Net assets were comprised of:
Common stock, at par	$123,296
Paid-in capital, in excess of par	341,468,825

341,592,121
Accumulated net investment loss	(861,391)
Accumulated net realized losses	(221,892,428)
Net unrealized appreciation on investments	9,840,934

Net assets, June 30, 2006	$128,679,236

See Notes to Financial Statements.

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Class A
Net asset value and price per share ($98,851,509 ÷ 9,001,224 shares of common stock issued and outstanding)	$10.98
Maximum sales charge (5.50% of offering price)	.64

Maximum offering price to public	$11.62

Class B
Net asset value, offering price and redemption price per share ($23,873,936 ÷ 2,714,065 shares of common stock issued and outstanding)	$8.80

Class C
Net asset value, offering price and redemption price per share ($3,499,712 ÷ 397,850 shares of common stock issued and outstanding)	$8.80

Class Z
Net asset value, offering price and redemption price per share ($2,454,079 ÷ 216,427 shares of common stock issued and outstanding)	$11.34

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	15

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited)

Net Investment Income
Income
Dividends	$525,654
Interest	19,214

Total income	544,868

Expenses
Management fee	525,389
Distribution fee—Class A	109,852
Distribution fee—Class B	131,905
Distribution fee—Class C	19,330
Transfer agent’s fees and expenses (including affiliated expenses of $181,000)	260,000
Custodian’s fees and expenses	78,000
Legal fees and expenses	77,000
Directors’ fees	63,000
Reports to shareholders	40,000
Audit fees and expenses	24,000
Registration fees	22,000
Insurance	35,000
Miscellaneous	20,783

Total expenses	1,406,259

Net investment loss	(861,391)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	12,191,626
Net change in unrealized appreciation on investments	(6,403,329)

Net gain on investments	5,788,297

Net Increase In Net Assets Resulting From Operations	$4,926,906

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(861,391)	$(1,808,135)
Net realized gain on investment transactions	12,191,626	19,155,780
Net change in unrealized appreciation/depreciation on investments	(6,403,329)	(2,941,973)

Net increase in net assets resulting from operations	4,926,906	14,405,672

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares subscribed	3,226,076	5,575,094
Cost of shares reacquired	(16,071,282)	(37,546,868)

Net decrease in net assets from Fund share transactions	(12,845,206)	(31,971,774)

Total decrease	(7,918,300)	(17,566,102)

Net Assets
Beginning of period	136,597,536	154,163,638

End of period	$128,679,236	$136,597,536

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	17

Notes to Financial Statements

(Unaudited)

Nicholas-Applegate Growth Equity Fund (the “Fund”) is currently the only series of Nicholas-Applegate Fund, Inc. (the “Company”). The Fund is an open-end, diversified, management investment company. The Fund’s investment objective is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks of U.S. companies, the earnings and securities prices of which the investment adviser expects to grow at a rate above that of the S&P 500. The Fund intends to invest primarily in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at time of purchase. Capitalization of companies in the Index will change with market conditions.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked price, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s subadviser in consultation with the manager to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Company’s Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2006, there were no securities valued in accordance with such procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

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Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Net investment income (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to shareholders. Therefore, no tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI” or “Manager”). Pursuant to the management agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Nicholas-Applegate Capital Management (“NACM” or “Subadviser”); NACM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the Subadviser, the compensation of certain officers of the Company, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prior to May 1, 2004, the management fee paid to PI was computed daily and payable monthly at an annual rate of up to .95% of the Fund’s average daily net assets and PI paid NACM, as compensation for its services pursuant to the subadvisory agreement, a fee at the rate of .75% of the average daily net assets of the Fund. Effective June 1, 2004, NACM amended the voluntary fee waiver arrangement (which was in effect through May 31, 2004) to a contractual waiver through April 30, 2006. Under the amended agreement, the management fee paid to PI was computed daily and payable monthly at an annual rate of .95 of 1% of the Fund’s average daily net assets up to $25 million, .825 of 1% of the next $40 million of average daily net assets and .70 of 1% in excess of $65 million. PI paid NACM a fee at the annual rate of .75 of 1% of the Fund’s average daily net assets up to $25 million, .625 of 1% of the next $40 million of average daily net assets and ..50 of 1% of the Fund’s average daily net assets in excess of $65 million. Effective May 1, 2006 through April 30, 2007, PI and NACM agreed to a contractual waiver for a one-year period to reduce the management fee paid to PI to .70 of 1% of average daily net assets and the subadvisory rate paid by PI to NACM to .50 of 1% of average daily net assets. During the six months ended June 30, 2006, PI earned $525,389 in management fees of which it paid $387,783 to NACM under the foregoing agreements. The effective management fee rate was 0.76% for the six months ended June 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution

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fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the daily net assets of the Class A shares.

Such expenses under the Plans were .21 of 1% of average daily net assets of the Class A shares and 1% of the average daily net assets of both the Class B and Class C shares, respectively, for the six months ended June 30, 2006.

PIMS has advised the Fund that it has received approximately $15,000 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2006. From these fees, PIMS paid a substantial part of such sales charges to an affiliated broker-dealer, which in turn paid commission to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2006, it received approximately $19,300 and $13 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. The Funds pay a commitment fee of .0725 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund pays

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. For the six months ended June 30, 2006, the Fund incurred approximately $36,400 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended June 30, 2006, Prudential Equity Group, LLC (“PEG”), an indirect wholly-owned subsidiary of Prudential earned approximately $200 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities

Purchases and sales of investment securities of the Fund other than short-term investments for the six months ended June 30, 2006 were $75,741,894 and $87,683,540 respectively.

Note 5. Distributions and Tax Information

As of December 31, 2005, the capital loss carryforward for tax purposes was approximately $233,901,000, of which $158,335,000 expires in 2009 and $75,566,000 expires in 2010. During the fiscal year ended December 31, 2005, the Fund utilized approximately $19,083,000 of its prior year capital loss carryforward. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$118,985,004	$15,844,445	$6,073,974	$9,770,471

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are not subject to a front-end sales charge and the CDSC for Class C shares is 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized 200 million shares of common stock at $.01 par value per share equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2006:
Shares sold	184,722	$2,078,994
Shares reacquired	(1,086,514)	(12,237,085)

Net decrease in shares outstanding before conversion	(901,792)	(10,158,091)
Shares issued upon conversion from Class B	150,647	1,647,213

Net decrease in shares outstanding	(751,145)	$(8,510,878)

Year ended December 31, 2005:
Shares sold	328,209	$3,185,830
Shares reacquired	(2,842,151)	(27,623,813)

Net decrease in shares outstanding before conversion	(2,513,942)	(24,437,983)
Shares issued upon conversion from Class B	355,180	3,536,839

Net decrease in shares outstanding	(2,158,762)	$(20,901,144)

Class B
Six months ended June 30, 2006:
Shares sold	85,358	$775,337
Shares reacquired	(265,589)	(2,401,264)

Net decrease in shares outstanding before conversion	(180,231)	(1,625,927)
Shares issued upon conversion into Class A	(187,946)	(1,647,213)

Net decrease in shares outstanding	(368,177)	$(3,273,140)

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Year ended December 31, 2005:
Shares sold	226,220	$1,768,115
Shares reacquired	(808,688)	(6,349,398)

Net decrease in shares outstanding before conversion	(582,468)	(4,581,283)
Shares issued upon conversion into Class A	(440,105)	(3,536,839)

Net decrease in shares outstanding	(1,022,573)	$(8,118,122)

Class C
Six months ended June 30, 2006:
Shares sold	26,542	$242,431
Shares reacquired	(99,729)	(909,243)

Net decrease in shares outstanding	(73,187)	$(666,812)

Year ended December 31, 2005:
Shares sold	63,378	$494,189
Shares reacquired	(338,489)	(2,651,753)

Net decrease in shares outstanding	(275,111)	$(2,157,564)

Class Z
Six months ended June 30, 2006:
Shares sold	11,193	$129,314
Shares reacquired	(45,009)	(523,690)

Net decrease in shares outstanding	(33,816)	$(394,376)

Year ended December 31, 2005:
Shares sold	12,861	$126,960
Shares reacquired	(93,336)	(921,904)

Net decrease in shares outstanding	(80,475)	$(794,944)

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Financial Highlights

(Unaudited)

JUNE 30, 2006	SEMIANNUAL REPORT

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.62

Income from investment operations:
Net investment loss(d)	(.06)
Net realized and unrealized gains (losses) on investments transactions	.42

Total from investment operations	.36

Net asset value, end of period	$10.98

Total Return(a)	3.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$98,852
Average net assets (000)	$105,487
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.87	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.66	%(e)
Net investment loss	(.87	)%(e)
For Class A, B, C, and Z shares:
Portfolio turnover	55	%(f)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(c)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 1.84% and (1.09%), respectively, for the year ended December 31, 2004 and 1.90% and (1.67%), respectively for the year ended December 31, 2003.
(d)	Calculated based on weighted average shares outstanding during the period.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2005	2004		2003		2002	2001

$9.53	$8.35		$6.71		$9.87	$17.56

(.11)	(.09)		(.12)		(.12)	(.16)
1.20	1.27		1.76		(3.04)	(7.53)

1.09	1.18		1.64		(3.16)	(7.69)

$10.62	$9.53		$8.35		$6.71	$9.87

11.44%	14.13%		24.44%		(32.02)%	(43.79)%

$103,528	$113,469		$118,846		$112,548	$199,165
$104,991	$112,356		$113,836		$150,286	$245,428

1.86%	1.77	%(c)	1.81	%(c)	1.76%	1.55%
1.65%	1.56	%(c)	1.60	%(c)	1.55%	1.34%
(.89)%	(1.02	)%(c)	(1.58	)%(c)	(1.53)%	(1.35)%

113%	206%		248%		167%	149%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.54

Income from investment operations:
Net investment loss(c)	(.08)
Net realized and unrealized gains (losses) on investments transactions	.34

Total from investment operations	.26

Net asset value, end of period	$8.80

Total Return(a)	3.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,874
Average net assets (000)	$26,600
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	2.66	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.66	%(d)
Net investment loss	(.87	)%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 2.63% and (1.89%), respectively, for the year ended December 31, 2004 and 2.69% and (2.47%), respectively for the year ended December 31, 2003.
(c)	Calculated based on weighted average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2005	2004		2003		2002	2001

$7.72	$6.82		$5.53		$8.19	$14.70

(.17)	(.13)		(.14)		(.16)	(.21)
.99	1.03		1.43		(2.50)	(6.30)

.82	.90		1.29		(2.66)	(6.51)

$8.54	$7.72		$6.82		$5.53	$8.19

10.62%	13.20%		23.33%		(32.48)%	(44.29)%

$26,308	$31,691		$36,953		$41,219	$88,533
$28,229	$33,020		$38,686		$64,374	$135,119

2.65%	2.56	%(b)	2.60	%(b)	2.55%	2.34%
1.65%	1.56	%(b)	1.60	%(b)	1.55%	1.34%
(.90)%	(1.82	)%(b)	(2.38	)%(b)	(2.32)%	(2.12)%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.54

Income from investment operations:
Net investment loss(c)	(.08)
Net realized and unrealized gains (losses) on investments transactions	.34

Total from investment operations	.26

Net asset value, end of period	$8.80

Total Return(a)	3.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,500
Average net assets (000)	$3,898
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	2.66	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.66	%(d)
Net investment loss	(.87	)%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 2.63% and (1.89%), respectively, for the year ended December 31, 2004 and 2.69% and (2.46%), respectively for the year ended December 31, 2003.
(c)	Calculated based on weighted average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2005	2004		2003		2002	2001

$7.72	$6.82		$5.53		$8.19	$14.70

(.18)	(.13)		(.14)		(.16)	(.21)
1.00	1.03		1.43		(2.50)	(6.30)

.82	.90		1.29		(2.66)	(6.51)

$8.54	$7.72		$6.82		$5.53	$8.19

10.62%	13.20%		23.33%		(32.48)%	(44.29)%

$4,021	$5,761		$6,765		$6,538	$11,473
$4,661	$6,089		$6,588		$8,893	$13,359

2.65%	2.56	%(b)	2.60	%(b)	2.55%	2.34%
1.65%	1.56	%(b)	1.60	%(b)	1.55%	1.34%
(.90)%	(1.82	)%(b)	(2.37	)%(b)	(2.32)%	(2.14)%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.95

Income from investment operations:
Net investment loss(c)	(.05)
Net realized and unrealized gains (losses) on investments transactions	.44

Total from investment operations	.39

Net asset value, end of period	$11.34

Total Return(a)	3.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,454
Average net assets (000)	$2,761
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.66	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.66	%(d)
Net investment loss	(.87	)%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 1.63% and (0.90%), respectively, for the year ended December 31, 2004 and 1.69% and (1.46%), respectively for the year ended December 31, 2003.
(c)	Calculated based on weighted average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended December 31,
2005	2004		2003		2002	2001

$9.81	$8.58		$6.88		$10.09	$17.93

(.10)	(.07)		(.10)		(.11)	(.14)
1.24	1.30		1.80		(3.10)	(7.70)

1.14	1.23		1.70		(3.21)	(7.84)

$10.95	$9.81		$8.58		$6.88	$10.09

11.62%	14.47%		24.56%		(31.81)%	(43.69)%

$2,740	$3,243		$4,326		$4,533	$11,384
$2,830	$3,532		$4,523		$8,224	$15,039

1.65%	1.56	%(b)	1.60	%(b)	1.55%	1.34%
1.65%	1.56	%(b)	1.60	%(b)	1.55%	1.34%
(.89)%	(.83	)%(b)	(1.37	)%(b)	(1.32)%	(1.14)%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	33

Approval of Advisory Agreements

On May 1, 2006, the Board of Directors (the “Board”) of Nicholas-Applegate Fund, Inc. (the “Corporation”), including all of the Independent Directors, met and approved the continuance of the management and subadvisory agreements for the Nicholas-Applegate Growth Equity Fund (the “Fund”) through May 31, 2007.

In advance of the meeting, the Contract Committee of the Board (the “Committee”), which is composed of Independent Directors, received and reviewed materials relating to the agreements. The Committee members considered the agreements during an April 27, 2006 Committee meeting at which representatives of Prudential Investments LLC (“PI”), which serves as the Fund’s investment manager pursuant to the management agreement, and Nicholas-Applegate Capital Management LLC (“Nicholas-Applegate”), which serves as the Fund’s subadvisor pursuant to the terms of the subadvisory agreement with PI, made presentations and discussed the information provided, as well as responded to questions. Thereafter, the Committee met without representatives of PI or Nicholas-Applegate participating. During this meeting, the Committee evaluated the information provided and formulated a recommendation to the full Board. The Committee was advised by independent legal counsel as to duties of directors in approving investment advisory agreements. The Committee also requested that further information be provided for the Board’s consideration of the agreements at the May 1, 2006 meeting. After considering all information they deemed relevant, the Contract Committee determined to recommend to the Board the renewal of the agreements.

In approving the continuance of the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided; the performance of the Fund; the profitability of PI and Nicholas-Applegate; expenses and fees; the potential for economies of scale that may be shared with the Fund and its shareholders; and ancillary benefits to PI and Nicholas-Applegate. In their deliberations, the Directors did not identify any single factor that was dispositive.

The Directors determined that the overall arrangements between the Fund and PI are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Nicholas-Applegate. The Board was provided with information pertaining to each of PI’s and Nicholas-Applegate’s organizational structure, senior management and investment operations and other relevant information pertaining to both PI and Nicholas-Applegate. The Board also noted that it received favorable compliance reports from the Corporation’s Chief Compliance Officer (“CCO”) as to both PI and Nicholas-Applegate.

The Board considered the services provided by PI, including the oversight of the subadvisor for the Fund, as well as the provision of fund accounting, recordkeeping, compliance and other services to the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and the subadvisor. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, had assisted the Board by providing data on a number of occasions regarding performance and operations of the subadvisor. The Board also considered that PI pays the salaries of most of the officers and of one non-independent Director of the Corporation.

The Board considered the investment subadvisory services provided by Nicholas-Applegate. The Board reviewed the qualifications, backgrounds and responsibilities of Nicholas-Applegate’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the subadvisor’s adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board noted that over the past three years, there have been a number of changes to the Fund’s portfolio management team, including a significant change in March 2006 in personnel on Nicholas-Applegate’s systematic investment team. The Board evaluated the qualifications and capabilities of the current systematic investment team, which was now led by Nicholas-Applegate’s Chief Investment Officer and includes personnel from the prior investment team that developed the quantitative model currently in use for the Fund. The Board considered the commitment by Nicholas-Applegate to increase the staffing of the systematic investment team and evaluated the progress made to date in filling those positions. In addition, the Board evaluated the representation made by the Chief Investment Officer that adequate personnel and other resources were currently in place to manage the Fund’s portfolio and to update, as needed, the quantitative system used in managing the Fund. The Board also considered the analysis provided by the Chief Investment Officer that demonstrated the continuing effectiveness of the current quantitative model with the current personnel, as well as the continuing positive

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investment performance by the current team. In addition, the Board considered a report from SIRG prepared following the recent changes in the systematic team.

The Board concluded that the Nicholas-Applegate portfolio management team was qualified and had a robust investment process with adequate resources currently in place and that it currently was satisfied with the nature, extent and quality of the investment management services provided by PI and Nicholas-Applegate.

Performance of Nicholas-Applegate Growth Equity Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance over a one-year period ended December 31, 2005 that had exceeded its benchmark and was above the median in relation to the group of comparable subadvised funds in a peer universe (the “Peer Universe”) compiled by Lipper Inc., an independent provider of investment company data.

The Board noted that the Fund’s gross and net performance was in the second quartile of mid-cap growth funds, as classified by Lipper Inc., for the one-year period ended December 31, 2005, as it was for the one-year period ended December 31, 2004. Because the Nicholas-Applegate systematic team did not assume responsibility for the Fund until April 2004, the Board did not consider the Fund’s longer-term historical performance to be as relevant to its considerations. Given the recent changes in the composition of the systematic team, the Board also evaluated performance for the months of March and April 2006, during which period the investment performance net of advisory fees outperformed the Fund’s benchmark (the Russell Midcap Growth Index). Based upon its evaluation, the Board determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the contractual management fee for the Fund as compared to comparable mutual funds as provided by Lipper Inc. The Board also considered the portion of the management fee retained by PI and how that fee compared to the advisory fee charged by PI to other funds and accounts it managed as well as compared to the fee PI retained for other funds for which it engaged subadvisors. The Board also considered the subadvisory fee (which is paid to Nicholas-Applegate by PI, and not by the Fund) as compared to fees charged by Nicholas-Applegate to other mutual funds and to its separate accounts. The Board considered the contractual fee waiver that was in place for the one-year ended May 31, 2006, which PI and

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund

Approval of Advisory Agreements (continued)

Nicholas-Applegate had agreed to extend and to augment effective May 1, 2006 through April 30, 2007, and noted that the fee waiver agreement was favorable when compared to fees charged to other Nicholas-Applegate clients.

The Board noted that the Fund’s actual management fee for the period reviewed was slightly above the median of its Lipper 15(c) Peer Group, but that the new waiver offered by the subadvisor would cause the actual management fee to be equal to the current median of the Peer Group. The Board noted that the Fund’s net total expense ratio ranked in the fourth quartile of the Peer Group, but also noted that the Fund’s relatively small size and small average account size affect its expense ratio. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI and Nicholas-Applegate

The Board was provided with information on the profitability to PI in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board also reviewed data from Nicholas-Applegate regarding the profitability to it in serving as the Fund’s subadvisor. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the advisor’s capital structure and cost of capital. The Board noted that PI had negligible profit from the Fund, and concluded that the profitability to Nicholas-Applegate currently was reasonable and would be less for the contract renewal period, given the greater fee waiver provided for the renewal period.

Economies of Scale

The Board noted that the contractual management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that the breakpoints included in the fee schedule were reasonable. The Board noted that the fee waiver provided by Nicholas-Applegate for the contract renewal period effectively gives the Fund the advantage of those breakpoints at the Fund’s initial dollar, even though the Fund was of a size that it would have been unable to realize any meaningful economies of scale. The Board concluded that, with the fee waiver, the Fund’s fee structure was reasonable.

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Other Benefits to PI and Nicholas-Applegate

The Board considered potential ancillary benefits that might be received by PI and Nicholas-Applegate and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), net sales loads and 12b-1 fees received by affiliates, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Nicholas-Applegate included the ability to use soft dollar credits. The Board concluded that, after taking these benefits into account, the management and subadvisory fees were reasonable.

Conclusion

The Board considered, as a part of the contract review process, other options that were available to the Fund. After considering all relevant factors and alternatives, the Board determined that the Fund benefits from the services provided by PI and Nicholas-Applegate under the management and subadvisory agreements, and that at this time, renewal of the agreements is in the best interests of the Fund. The Board therefore determined that the investment management and subadvisory agreements should be renewed.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the Fund’s website at www.strategicpartners.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Fred C. Applegate, Chairman • Dann V. Angeloff • Theodore J. Coburn • Robert F. Gunia • Randolph W. Westerfield

OFFICERS
Robert F. Gunia, President and Chief Executive Officer • Charles Field, Vice President and Chief Legal Officer • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Secretary • Lee Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Nicholas-Applegate Capital Management	600 West Broadway San Diego, CA 92101

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	8800 Tinicum Boulevard Philadelphia, PA 19153

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Vedder, Price, Kaufman & Kammholz, P.C.	222 North LaSalle Street Chicago, IL 60601

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Nicholas-Applegate® Growth Equity Fund
Share Class	A	B	C	Z
NASDAQ	NAPGX	NAGBX	PNACX	PNAZX
CUSIP	653698209	653698308	653698407	653698506

MF151E2    IFS-A122564    Ed. 08/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President and Principal Executive Officer

Date August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2006

*	Print the name and title of each signing officer under his or her signature.